Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

10. CASH AND CASH EQUIVALENTS

	June 30, 2025		December 31, 2024
	USD	AED	AED
Cash in hand	3,014	11,066	11,052
Cash-in-transit	4,198,039	15,415,200	-
Cash at bank	37,974	139,442	36,785
	4,239,027	15,565,708	47,837